JPMorgan SmartRetirement 2030 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2030 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,478
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,534
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 761